Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 114,022	$ 94,423	$ 77,395
Amounts that will not be reclassified subsequently to profit or loss:
Actuarial gain (loss) from defined benefit plans	840	(26)	387
Share in other comprehensive income (loss) of joint venture	(169)	62	58
Amounts that will be or that have been reclassified to profit or loss when specific conditions are met:
Unrealized gain (loss) on debt instruments at fair value through other comprehensive income, net	(2)	95	(37)
Amounts transferred to the statement of profit or loss for sale of debt instruments at fair value through other comprehensive income, net
Foreign exchange differences on translation of foreign operations	34,106	22,293	(30,395)
Total other comprehensive income (loss), net of tax	34,775	22,424	(29,987)
Total Comprehensive income	148,797	116,847	47,408
Total comprehensive income attributable to:
Equity holders of the Company	61,009	47,350	17,610
Non-controlling interests	$ 87,788	$ 69,497	$ 29,798